Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance table
The company’s compensation philosophy is to pay for performance over the long- and short-term taking into consideration a range of factors, including both financial and non-financial
performance measures. Our
pay-for-performance
approach bases compensation on actual results and how those results were achieved. We align executive and shareholder interests through a compensation program providing a mix of salary, incentives, and benefits paid over time, including deferred equity-based awards. Review our “Compensation discussion and analysis” on page 53 for more information on executive compensation considerations and decisions for our named executive officers. Page 65 of the “Compensation discussion and analysis” includes 2023 compensation decisions for our named executive officers; these decisions are different than those reflected in the table below which are calculated under prescribed SEC rules.
The table below shows the following information for the past four fiscal years: (i) “total” compensation for our named executive officers (NEOs) for purposes of the “Summary compensation table”; (ii) the “Compensation actually paid” to named executive officers (calculated using rules required by the SEC); (iii) our total shareholder return (TSR); (iv) the TSR of the KBW Bank Index; (v) our net income; and (vi) our revenue (which is our “company-selected performance measure”). “Compensation actually paid” does not represent the value of cash and shares of the company’s common stock received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation discussion and analysis” section above.
2023 Pay versus performance table

Year	“Summary compensation table” total for CEO (1) ($)	Compensation actually paid to CEO (2) ($)	Average “Summary compensation table” total for non-CEO NEOs (1) ($)	Average compensation actually paid to non-CEO NEOs (2) ($)	Company TSR (3) ($)	Peer group TSR (3) ($)	Net income ($ in millions)	Revenue ($ in millions) (4)
2023	28,571,192	32,139,080	14,135,415	15,797,000	106	97	26,515	98,581
2022	30,177,503	11,009,642	18,641,262	11,731,112	101	98	27,528	94,950
2021	23,729,169	49,888,896	16,930,383	29,568,322	132	124	31,978	89,113
2020	25,940,571	15,682,323	13,670,189	10,636,899	88	90	17,894	85,528

(1)	The CEO for each year reported was Brian T. Moynihan. The other named executive officers, or Non-CEO NEOs, for each year reported are as follows:

•	2023: Alastair M. Borthwick; Dean C. Athanasia; James P. DeMare; and Matthew M. Koder
•	2022: Alastair M. Borthwick; Dean C. Athanasia; Paul M. Donofrio; and Geoffrey S. Greener
•	2021: Alastair M. Borthwick; Paul M. Donofrio; James P. DeMare; Matthew M. Koder; and Thomas K. Montag
•	2020: Paul M. Donofrio; Dean C. Athanasia; Geoffrey S. Greener; and Thomas K. Montag

(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were canceled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO) for 2023. See the “Pay versus performance table” on page 80 in the 2023 proxy statement for the adjustments made to determine “compensation actually paid” for prior years:

Year	Executive(s)	“Summary compensation table” total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct grant date value of stock awards granted in the year ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)
2023	CEO	28,571,192	(955,726)	(25,728,076)	17,961,221	2,578,294	2,485,188	5,792,154	1,434,833
	Non-CEO NEOs	14,135,415	(23,101)	(8,493,358)	8,206,404	903,469	372,788	0	695,384

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the KBW Bank Index.

(4)	Represents total revenue, net of interest expense.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)	The CEO for each year reported was Brian T. Moynihan. The other named executive officers, or Non-CEO NEOs, for each year reported are as follows:

•	2023: Alastair M. Borthwick; Dean C. Athanasia; James P. DeMare; and Matthew M. Koder
•	2022: Alastair M. Borthwick; Dean C. Athanasia; Paul M. Donofrio; and Geoffrey S. Greener
•	2021: Alastair M. Borthwick; Paul M. Donofrio; James P. DeMare; Matthew M. Koder; and Thomas K. Montag
•	2020: Paul M. Donofrio; Dean C. Athanasia; Geoffrey S. Greener; and Thomas K. Montag

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the KBW Bank Index.
PEO Total Compensation Amount	$ 28,571,192	$ 30,177,503	$ 23,729,169	$ 25,940,571
PEO Actually Paid Compensation Amount	$ 32,139,080	11,009,642	49,888,896	15,682,323
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were canceled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO) for 2023. See the “Pay versus performance table” on page 80 in the 2023 proxy statement for the adjustments made to determine “compensation actually paid” for prior years:

Year	Executive(s)	“Summary compensation table” total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct grant date value of stock awards granted in the year ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)
2023	CEO	28,571,192	(955,726)	(25,728,076)	17,961,221	2,578,294	2,485,188	5,792,154	1,434,833
	Non-CEO NEOs	14,135,415	(23,101)	(8,493,358)	8,206,404	903,469	372,788	0	695,384

Non-PEO NEO Average Total Compensation Amount	$ 14,135,415	18,641,262	16,930,383	13,670,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,797,000	11,731,112	29,568,322	10,636,899
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were canceled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO) for 2023. See the “Pay versus performance table” on page 80 in the 2023 proxy statement for the adjustments made to determine “compensation actually paid” for prior years:

Year	Executive(s)	“Summary compensation table” total ($)	Pension valuation adjustments	Equity award adjustments
			Deduct change in pension value ($)	Deduct grant date value of stock awards granted in the year ($)	Add year-end value of unvested equity awards granted in year ($)	Change in value of unvested equity awards granted in prior years ($)	Change in value of equity awards granted in prior years which vested in year ($)	Change in value of equity awards granted and vested in year ($)	Add dividends & interest accrued ($)
2023	CEO	28,571,192	(955,726)	(25,728,076)	17,961,221	2,578,294	2,485,188	5,792,154	1,434,833
	Non-CEO NEOs	14,135,415	(23,101)	(8,493,358)	8,206,404	903,469	372,788	0	695,384

Compensation Actually Paid vs. Total Shareholder Return	The chart below highlights the alignment between “compensation actually paid” to our named executive officers and our TSR performance and net income for the past four fiscal years.
Compensation Actually Paid vs. Net Income	The chart below highlights the alignment between “compensation actually paid” to our named executive officers and our TSR performance and net income for the past four fiscal years.
Tabular List, Table

Net Income

Revenue

Total Shareholder Return

Return on Assets

Tangible Book Value*

*	Tangible book value per common share represents ending tangible common shareholders’ equity divided by ending common shares outstanding.

Total Shareholder Return Amount	$ 106	101	132	88
Peer Group Total Shareholder Return Amount	97	98	124	90
Net Income (Loss)	$ 26,515,000,000	$ 27,528,000,000	$ 31,978,000,000	$ 17,894,000,000
Company Selected Measure Amount	98,581,000,000	94,950,000,000	89,113,000,000	85,528,000,000
PEO Name	Brian T. Moynihan.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Tangible Book Value
PEO | change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (955,726)
PEO | grant date value of stock awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,728,076)
PEO | year-end value of unvested equity awards granted in year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,961,221
PEO | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,578,294
PEO | Change in value of equity awards granted in prior years which vested in year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,485,188
PEO | Change in value of equity awards granted and vested in year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,792,154
PEO | dividends & interest accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,434,833
Non-PEO NEO | change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,101)
Non-PEO NEO | grant date value of stock awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,493,358)
Non-PEO NEO | year-end value of unvested equity awards granted in year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,206,404
Non-PEO NEO | Change in value of unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,469
Non-PEO NEO | Change in value of equity awards granted in prior years which vested in year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,788
Non-PEO NEO | Change in value of equity awards granted and vested in year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | dividends & interest accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 695,384